23. OTHER LONG-TERM LIABILITIES (Details Narrative) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Long-term Liabilities
Decommissioning liabilities on property and equipment	CAD 2,800	CAD 1,800
Interest expense related to decommissioning liabilities	CAD 100	CAD 100